TYPE		13F-HR
PERIOD	09/30/2012
FILER
	CIK	1386088
	CCC	kd@hvbm3
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
November 14, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
36
Form 13F Information Table Value Total:
$3,642,231


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  30703   360581SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827    616     7566SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465  20624   389147SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    117      966SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    174     1890SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 355018  8985526SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 411101  4166004SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    127     2419SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 960310 13304383SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 533901  4384505SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    138    18160SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    110     5813SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    122     1992SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    124     1834SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    117    12482SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    126     1763SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    205     1920SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 365770  5629834SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    258     3187SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  32417   440155SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    460     7842SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 725783 10024629SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    111     2676SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    124     2092SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 113     6849SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	  91     2257SOLE      NONE
ISHARES TR BARCLAYS 1-3YR CR    EQUITY - ETF464288646  36340   343609SOLE      NONE
ISHARES TR BARCLAYS INTER GV    EQUITY - ETF464288612      2       18SOLE      NONE
ISHARES TR BARCLAYS 3-7YR       EQUITY - ETF464288661  46247   373808SOLE      NONE
ISHARES TR S&P MIDCP VALU       EQUITY - ETF464287705  28956   340623SOLE      NONE
ISHARES TR MC 400 GRW           EQUITY - ETF464287606  21619   193098SOLE      NONE
ISHARES TR RUSSELL 1000 GRW     EQUITY - ETF464287614      1	   19SOLE      NONE
ISHARES TR RUSSEL 2000          EQUITY - ETF464287655      1        7SOLE      NONE
ISHARES TR RUSSEL 2000 GRW      EQUITY - ETF464287648  20280   212117SOLE      NONE
ISHARES TR S&P GLB MTRLS        EQUITY - ETF464288695  14567   245609SOLE      NONE
ISHARES TR BARCLAYS 1-3 YR      EQUITY - ETF464287457  35445   419473SOLE      NONE
